Filed pursuant to Rule 497(e).
                                               File Nos. 33-46479 and 811-06602.

Supplement dated February 16, 2006 to the
Prospectus dated November 1, 2005


                       THE PREFERRED GROUP OF MUTUAL FUNDS

                                 1-800-662-4769
                                  P.O. Box 8320
                              Boston, MA 02266-8320
                             www.PreferredGroup.com

On February 16, 2006, the Board of Trustees of The Preferred Group of Mutual Funds (the "Trust") approved an Agreement and Plan of Reorganization pursuant to which each of the following Funds (each, an "Acquired Fund") will reorganize with and into the following funds advised by T. Rowe Price Associates, Inc. or
T. Rowe Price International, Inc. (each, an "Acquiring Fund"), subject to, among other conditions, approval by shareholders of the Acquired Funds and approval by the directors/trustees of the Acquiring Funds:

----------------------------------------------------------------------------------------------------------------
                       Acquired Fund                                        Acquiring Fund
----------------------------------------------------------------------------------------------------------------
Preferred International Growth Fund                             T. Rowe Price International Stock Fund
----------------------------------------------------------------------------------------------------------------
Preferred International Value Fund                         T. Rowe Price International Growth & Income Fund
----------------------------------------------------------------------------------------------------------------
Preferred Small Cap Growth Fund                                    T. Rowe Price New Horizons Fund
----------------------------------------------------------------------------------------------------------------
Preferred Mid Cap Growth Fund                                     T. Rowe Price Mid-Cap Growth Fund
----------------------------------------------------------------------------------------------------------------
Preferred Large Cap Growth Fund                                    T. Rowe Price Growth Stock Fund
----------------------------------------------------------------------------------------------------------------
Preferred Value Fund                                                   T. Rowe Price Value Fund
----------------------------------------------------------------------------------------------------------------
Preferred Asset Allocation Fund                                T. Rowe Price Capital Appreciation Fund
----------------------------------------------------------------------------------------------------------------
Preferred Fixed Income Fund                                         T. Rowe Price New Income Fund
----------------------------------------------------------------------------------------------------------------
Preferred Short-Term Government Securities Fund                   T. Rowe Price Short-Term Bond Fund
----------------------------------------------------------------------------------------------------------------
Preferred Money Market Fund                                    T. Rowe Price Summit Cash Reserves Fund
----------------------------------------------------------------------------------------------------------------

When discussed collectively, the proposed transactions are referred to as the "Reorganizations." The closing date (the "Closing Date") of the Reorganizations is currently expected to be on or about June 19, 2006, although the Closing Date may be delayed.

The Reorganizations will take place by means of a transfer by each Acquired Fund of all or substantially all of its net assets to the relevant Acquiring Fund in exchange for shares ("Merger Shares") of the relevant Acquiring Fund. Each exchange, which will be effected at the net asset value of each Acquiring Fund, will be followed immediately by the distribution of Merger Shares to the relevant Acquired Fund's shareholders, in liquidation of each Acquired Fund. Accordingly, shareholders of each Acquired Fund will become shareholders of the relevant Acquiring Fund by effectively having their Acquired Fund shares exchanged for Merger Shares of equal value.

Federal Income Tax Consequences

A substantial portion of the portfolio assets of each Acquired Fund is expected to be sold in connection with the Reorganizations. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund's basis in such assets and whether any resultant gain can be reduced by unused capital losses from prior years. Any capital gains recognized in these sales on a net basis will be distributed to the Acquired Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains distributed)

                                                                        536319
and/or ordinary dividends (to the extent of net realized short-term capital gains distributed) during or with respect to the year of sale, and such distributions will be taxable to shareholders who hold shares in taxable accounts. In addition, since the shareholders of the Acquired Funds will receive shares of the relevant Acquiring Fund, they will be allocated a proportionate share of the "built-in" gains in the relevant Acquiring Fund's assets, as well as any taxable gains realized by the relevant Acquiring Fund but not distributed to its shareholders prior to the relevant Reorganization, when such gains are eventually distributed by the relevant Acquiring Fund.

As a condition to the closing of each Reorganization, each of the Acquired Funds and Acquiring Funds will receive an opinion of counsel regarding the tax-free nature of the Reorganizations. Although not free from doubt, the Reorganizations should be tax-free reorganizations for federal income tax purposes. Accordingly, the following tax consequences should apply to each Reorganization. Each Acquired Fund and Acquiring Fund should be a "party to a reorganization" under
Section 368(b) of the Internal Revenue Code. In addition, each Acquired Fund shareholder (1) should not recognize any gain or loss on the receipt of its Merger Shares received in exchange for its Acquired Fund shares; (2) should have the same aggregate tax basis in its Merger Shares as the shareholder had in its exchanged Acquired Fund shares; and (3) should have a holding period for its Merger Shares that includes the holding period of its exchanged Acquired Fund shares (provided that the shareholder held his or her Acquired Fund shares as a capital asset). Each Acquired Fund should not recognize any gain or loss upon the transfer of its assets to the relevant Acquiring Fund in exchange for Merger Shares, or upon the distribution of the Merger Shares to its shareholders in liquidation. The relevant Acquiring Fund (1) should not recognize any gain or loss upon the receipt of the relevant Acquired Fund's assets in exchange for the Merger Shares; (2) should have the same tax basis in the relevant Acquired Fund's assets as the relevant Acquired Fund had in such assets; and (3) should have a holding period for the relevant Acquired Fund's assets that includes the holding period that the relevant Acquired Fund had in such assets.

This description of the federal income tax consequences of the Reorganizations is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganizations, including the applicability and effect of state, local, non-U.S. and other tax laws.

Other Information

In addition, in connection with the Reorganizations, effective as of the close of business on May 31, 2006, each Acquired Fund will no longer sell shares to new investors.

The closing of each Reorganization is not conditioned upon the closing of the others. Accordingly, in the event that the conditions to the closing of one of the Reorganizations are met, it is expected that such Reorganization will take place, subject to the terms of its Agreement and Plan of Reorganization, even if the other Reorganizations are not consummated.

THE FOREGOING IS NOT AN OFFER TO SELL, NOR A SOLICITATION OF AN OFFER TO BUY, SHARES OF ANY ACQUIRING FUND, NOR IS IT A SOLICITATION OF ANY PROXY. FOR MORE INFORMATION REGARDING THE ACQUIRING FUNDS, OR TO RECEIVE A FREE COPY OF A PROSPECTUS/PROXY STATEMENT RELATING TO THE PROPOSED REORGANIZATIONS (AND CONTAINING IMPORTANT INFORMATION ABOUT FEES, EXPENSES AND RISK CONSIDERATIONS) ONCE A REGISTRATION STATEMENT RELATING TO THE PROPOSED REORGANIZATIONS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND BECOME EFFECTIVE, PLEASE CALL 1-800-437-8925 OR VISIT THE ACQUIRING FUNDS' WEBSITE AT WWW.TROWEPRICE.COM. THE PROSPECTUS/PROXY STATEMENT WILL ALSO BE AVAILABLE FOR FREE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE (HTTP://WWW.SEC.GOV). PLEASE READ THE PROSPECTUS/PROXY STATEMENT CAREFULLY BEFORE MAKING ANY INVESTMENT
DECISIONS.